Average Annual Total Returns - ETF - Vanguard Utilities Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(0.84%)	11.33%	11.15%	(1.61%)	10.50%	10.33%	none	8.92%	9.08%	(0.80%)	11.34%	11.15%	(0.74%)	11.43%	11.27%	21.01%	15.46%	13.84%